Equity (Tables)	3 Months Ended
Mar. 31, 2018
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity-classified stock options and RSUs were allocated as follows:

	Three Months Ended
	March 31,
	2018	2017
	U.S. $ in thousands
Cost of sales	$387	$643
Research and development, net	742	849
Selling, general and administrative	2,286	2,412
Total stock-based compensation expenses	$3,415	$3,904

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the three months ended March 31, 2018 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2018	3,330,953	$31.53
Exercised	(17,402)	17.26
Forfeited	(187,859)	27.93
Options outstanding as of March 31, 2018	3,125,692	$31.83
Options exercisable as of March 31, 2018	1,408,599	$43.15

Summary of RSUs activity

A summary of the Company’s RSUs activity for the three months ended March 31, 2018 is as follows:

		Weighted Average Grant
	Number of RSUs	Date Fair Value
Unvested RSUs outstanding as of January 1, 2018	302,163	$30.88
Forfeited	(17,569)	33.41
Vested	(60,317)	30.58
Unvested RSUs outstanding as of March 31, 2018	224,277	$30.22

Schedule of Accumulated other comprehensive income (loss)

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2018 and 2017, respectively:

	Three months ended March 31, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive income (loss) before reclassifications	(90)	2,011	1,921
Amounts reclassified from accumulated other comprehensive loss	(235)	-	(235)
Other comprehensive income (loss)	(325)	2,011	1,686
Balance as of March 31, 2018	$5	$(5,342)	$(5,337)

	Three months ended March 31, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	Hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive income (loss) before reclassifications	793	713	1,506
Amounts reclassified from accumulated other comprehensive loss	(270)	-	(270)
Other comprehensive income	523	713	1,236
Balance as of March 31, 2017	$499	$(12,742)	$(12,243